Provision for Dividends (Details) - Schedule of provisions for contingencies - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provisions For Contingencies Abstract
Provisions for dividends	$ 422,830	$ 237,877
Total	$ 422,830	$ 237,877